Document and Entity Information	Nov. 05, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001782524
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Morgan Stanley Direct Lending Fund
Entity Incorporation State Country Code	DE
Entity File Number	814-01332
Entity Tax Identification Number	84-2009506
Entity Address, Address Line One	1585 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	761-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	MSDL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false